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                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN GLOBAL FRANCHISE FUND

                     SUPPLEMENT DATED MARCH 20, 2002 TO THE
                       PROSPECTUS DATED OCTOBER 26, 2001

    The shareholders of the Van Kampen Global Franchise Fund (the "Fund") approved the elimination of the Fund's fundamental policy regarding diversification and the reclassification of the Fund as "non-diversified" at a special meeting of shareholders held on March 20, 2002 at the offices of Van Kampen Investments Inc.

    The Prospectus is hereby supplemented as follows:

    (1) The following is added after the sixth paragraph under the section entitled "PRINCIPAL INVESTMENT RISKS":

        NON-DIVERSIFICATION RISKS. The Fund is classified as a "non-diversified" fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a "diversified" fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

    (2) The second sentence of the fifth paragraph under the section entitled "INVESTMENT OBJECTIVE, POLICIES AND RISKS" is deleted in its entirety and replaced with the following:

        While the Fund invests in a number of different issuers and industries, the Fund may invest up to (but not including) 25% of its assets in a single industry.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    GLF SPT 3/02
                                                                     475 575 675
                                                                        65114SPT
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                          VAN KAMPEN SERIES FUND, INC.

                     SUPPLEMENT DATED MARCH 20, 2002 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 26, 2001

    The shareholders of the Van Kampen Global Franchise Fund (the "Fund"), a series of the Van Kampen Series Fund, Inc., approved the elimination of the Fund's fundamental policy regarding diversification and the reclassification of the Fund as "non-diversified" at a special meeting of shareholders held on March 20, 2002 at the offices of Van Kampen Investments Inc.

    The Statement of Additional Information is hereby supplemented as follows:

    (1) The last sentence of the first paragraph of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

    Each Fund is organized as a diversified series of the Company, except for Emerging Markets Debt Fund, Emerging Markets Fund, Focus Equity Fund, Global Franchise Fund, International Magnum Fund, Latin American Fund and Worldwide High Income Fund, each of which is organized as a non-diversified series of the Company.

    (2) The second paragraph under the section entitled "INVESTMENT RESTRICTIONS" is hereby deleted in its entirety and replaced with the following:

        Each Fund is designated as either a diversified fund or a non-diversified fund as those terms are defined under the 1940 Act. Like fundamental investment restrictions, a fund which is designated as a diversified fund may not change its status to a non-diversified fund without approval by the vote of a majority of its outstanding voting securities. The following Funds are diversified funds: American
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    Value Fund, Asian Equity Fund, Equity Growth Fund, European Value Equity
    Fund, Global Equity Allocation Fund, Global Value Equity Fund, Growth and Income Fund II, Japanese Equity Fund, Mid Cap Growth Fund and Value Fund. The following Funds are non-diversified funds: Emerging Markets Debt Fund, Emerging Markets Fund, Focus Equity Fund, Global Franchise Fund, International Magnum Fund, Latin American Fund and Worldwide High Income Fund. As described in the Prospectuses for the non-diversified funds, such funds may invest a greater portion of their assets in a more limited number of issuers than diversified funds, and therefore, non-diversified funds are subject to greater risk because the changes in the financial condition of a single issuer may cause greater fluctuation in the value of such funds' shares.

    (3) Investment restrictions number 4 and 5 under the subheading
"Category II Funds" in the section entitled "INVESTMENT RESTRICTIONS" are hereby deleted in their entirety and replaced with the following:

        (4) except for the Emerging Markets Debt Fund and the Global Franchise Fund, with respect to 75% of each Fund's assets, purchase a security if, as a result, the Fund would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer.

        (5) except for the Emerging Markets Debt Fund and the Global Franchise Fund, with respect to 75% of each Fund's assets, purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                GLF SPT SAI 3/02